Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment information

Note 15 – Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the Chief Operating Decision Maker (“CODM”) does not evaluate the performance of segments using asset information.

The Company evaluates performance and determines resource allocations based on a number of factors with the primary measurements being revenues and income/loss from operations of the Company’s two reportable segments: 1) Medical Services and 2) Property Management Services.

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the three months ended March 31, 2023 and 2022:

		.
	For the Three Months Ended March 31, 2023
		Property
	Medical	Management
	Services	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$791,711	$907,023	$1,698,734
Loss from operations	$(696,185)	$(13,305)	$(709,490)
Income (loss) before income taxes	$(697,161)	$84,735	$(612,426)
Net income (loss)	$(698,146)	$84,735	$(613,411)

Reconciliation of the Company’s segment net loss before income taxes to the unaudited condensed consolidated statement of operation and comprehensive income (loss)’s net loss before income taxes for the three months ended March 31, 2023 is as follows:

Segment loss before income tax	$(612,426)
Change in fair value of prepaid forward purchase liabilities	(532,492)
Other corporate expenses	(1,267,335)
Consolidated net loss before income taxes	$(2,412,253)

	For the Three Months Ended March 31, 2022
		Property
	Medical	Management
	Services	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$1,564,472	$1,102,391	$2,666,863
Loss from operations	$62,081	$13,231	$75,312
Income (loss) before income taxes	$68,697	$162,120	$230,817
Net income (loss)	$79,978	$145,016	$224,994

The accounting principles for the Company’s revenue by segment are set out in Note 3.

As of March 31, 2023, the Company’s total assets were composed of $1,859,127 for medical services, $527,980 for property management services and $23,091,671 for corporate.

As of December 31, 2022, the Company’s total assets were composed of $2,176,405 for medical services, $335,068 for property management services and $23,117,567 for corporate.

As substantially all of the Company’s long-lived assets are located in Singapore and all of the Company’s revenue is derived from Singapore, no geographical information is presented.

Note 21 – Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the Chief Operating Decision Maker (“CODM”) does not evaluate the performance of segments using asset information.

The Company evaluates performance and determines resource allocations based on a number of factors with the primary measurements being revenues and income/loss from operations of the Company’s two reportable segments: 1) Medical Services and 2) Property Management Services.

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022
		Property
	Medical	Management
	Services	Services	Total
Revenues	$6,076,414	$3,764,295	$9,840,709
Loss from operations	$(2,463,593)	$(2,991,371)	$(5,454,964)
Loss before income taxes	$(2,613,615)	$(2,800,755)	$(5,414,370)
Net loss	$(2,651,826)	$(2,779,966)	$(5,431,792)

Reconciliation of the Company’s segment net loss before income taxes to the consolidated statement of operation and comprehensive income (loss)’s net loss before income taxes for the year ended December 31, 2022 is as follows:

Segment loss before income tax	$5,414,370
Change in fair value of prepaid forward purchase liabilities	(12,911,503)
Earnout share payment	(5,199,629)
Other corporate expenses	(1,406,322)
Consolidated net loss before income taxes	$(24,931,824)

	For the Year Ended December 31, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$5,986,030	$4,558,520	$10,544,550
Loss from operations	$(1,186,885)	$(41,342)	$(1,228,227)
Income (loss) before income taxes	$(1,239,438)	$2,187,975	$948,537
Net income (loss)	$(1,241,091)	$2,141,487	$900,396

The accounting principles for the Company’s revenue by segment are set out in Note 3.

As of December 31, 2022, the Company’s total assets were composed of $2,176,405 for medical services, $335,068 for property management services and $23,117,567 for corporate.

As of December 31, 2021, the Company’s total assets were composed of $1,478,872 for medical services and $6,412,439 for property management services.

As substantially all of the Company’s long-lived assets are located in Singapore and all of the Company’s revenue is derived from Singapore, no geographical information is presented.